Securities Purchase Agreement (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) mo $ / shares shares	Jan. 31, 2015 USD ($) mo $ / shares shares
Securities Purchase Agreement 1		$ 8,300,000
Securities Purchase Agreement 2		$ 8,300,000
Securities Purchase Agreement 3 | mo		24
Securities Purchase Agreement 4 | $ / shares		$ 0.35
Securities Purchase Agreement 5 | shares		600,000
Securities Purchase Agreement 6		$ 300,000
Securities Purchase Agreement 7 | shares		919,500
Securities Purchase Agreement 8 | shares		330,000
Securities Purchase Agreement 9		$ 8,000,000
Securities Purchase Agreement 10		$ 58,656
Securities Purchase Agreement 1	$ 8,300,000
Securities Purchase Agreement 2	$ 8,300,000
Securities Purchase Agreement 3 | mo	24
Securities Purchase Agreement 4 | $ / shares	$ 0.35
Securities Purchase Agreement 5 | shares	600,000
Securities Purchase Agreement 6	$ 300,000
Securities Purchase Agreement 7 | shares	919,500
Securities Purchase Agreement 8 | shares	330,000
Securities Purchase Agreement 9	$ 8,000,000